PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

As of December 31, 2023 and 2022, property and equipment, net consisted of the following:

	As of
	December 31,	December 31,
	2023	2022
Production line for e-bicycles	$1,719,776	$1,463,948
Furniture, fixtures and office equipment	181,360	168,595
Vehicles	78,475	80,781
	1,979,611	1,713,324
Less: accumulated depreciation	898,864	664,518
Property and equipment, net	$1,080,747	$1,048,806

For the years ended December 31, 2023, 2022 and 2021, depreciation expense amounted to $253,997, $162,333, and $106,408, respectively.